UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
15,501,155	AZL Enhanced Bond Index Fund	$172,992,893
3,380,988	AZL International Index Fund	43,919,033
1,590,704	AZL Mid Cap Index Fund	26,548,842
9,211,489	AZL S&P 500 Index Fund, Class 2	91,654,315
1,289,954	AZL Small Cap Stock Index Fund	14,395,883

Total Affiliated Investment Companies (Cost $308,090,950)		349,510,966

Total Investment Securities (Cost $308,090,950)(a) — 100.0%		349,510,966
Net other assets (liabilities) — 0.0%		(20,664)

Net Assets — 100.0%		$349,490,302

Percentages indicated are based on net assets as of September 30, 2012.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
792,019	AZL Allianz AGIC Opportunity Fund	$9,939,836
1,741,014	AZL BlackRock Capital Appreciation Fund	25,209,887
1,166,624	AZL Columbia Mid Cap Value Fund	9,927,968
1,005,846	AZL Columbia Small Cap Value Fund	10,742,436
1,372,016	AZL Dreyfus Research Growth Fund	15,009,858
545,658	AZL Federated Clover Small Value Fund	9,679,981
1,851,244	AZL Gateway Fund	20,215,581
2,341,092	AZL International Index Fund	30,410,782
2,168,851	AZL Invesco Growth and Income Fund	25,310,494
2,016,157	AZL Invesco International Equity Fund	30,847,201
2,725,837	AZL JPMorgan International Opportunities Fund	39,933,514
3,765,820	AZL JPMorgan U.S. Equity Fund	40,181,302
1,250,190	AZL MFS Investors Trust Fund	20,165,563
3,492,947	AZL MFS Value Fund	31,157,088
595,236	AZL Mid Cap Index Fund	9,934,493
1,626,354	AZL Morgan Stanley Global Real Estate Fund	15,206,409
738,849	AZL Morgan Stanley Mid Cap Growth Fund	9,981,847
1,461,854	AZL NFJ Dividend Value Portfolio	15,130,189
1,834,107	AZL NFJ International Value Fund	20,266,885
1,326,284	AZL Oppenheimer Discovery Fund	15,053,327
10,180,875	AZL Pyramis Core Bond Fund	102,012,368
2,398,197	AZL Russell 1000 Growth Index Fund	30,744,887
4,349,849	AZL Russell 1000 Value Index Fund	50,849,734
1,361,455	AZL Schroder Emerging Markets Equity Fund, Class 2	10,251,757
7,357,029	AZL Strategic Investments Trust	9,711,278
2,986,532	PIMCO PVIT Global Advantage Strategy Bond Portfolio	30,671,681
3,853,185	PIMCO PVIT High Yield Portfolio	30,517,226
4,740,801	PIMCO PVIT Low Duration Portfolio	51,105,834
3,428,463	PIMCO PVIT Real Return Portfolio	51,186,945
17,344,712	PIMCO PVIT Total Return Portfolio	203,626,918
3,952,548	PIMCO PVIT Unconstrained Bond Portfolio	41,106,504

Total Affiliated Investment Companies (Cost $910,517,888)		1,016,089,773

Unaffiliated Investment Company (0.0%):
45,526	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	45,526

Total Unaffiliated Investment Company (Cost $45,526)		45,526

Total Investment Securities (Cost $910,563,414)(b) — 100.0%		1,016,135,299
Net other assets (liabilities) — 0.0%		2,552

Net Assets — 100.0%		$1,016,137,851

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
189,483	AZL Allianz AGIC Opportunity Fund	$2,378,016
328,776	AZL BlackRock Capital Appreciation Fund	4,760,674
278,450	AZL Columbia Mid Cap Value Fund	2,369,607
331,566	AZL Columbia Small Cap Value Fund	3,541,120
216,813	AZL Dreyfus Research Growth Fund	2,371,931
324,289	AZL Gateway Fund	3,541,238
362,286	AZL International Index Fund	4,706,098
509,266	AZL Invesco Growth and Income Fund	5,943,136
309,425	AZL Invesco International Equity Fund	4,734,207
321,417	AZL JPMorgan International Opportunities Fund	4,708,757
668,471	AZL JPMorgan U.S. Equity Fund	7,132,583
146,270	AZL MFS Investors Trust Fund	2,359,331
800,441	AZL MFS Value Fund	7,139,936
141,913	AZL Mid Cap Index Fund	2,368,521
252,172	AZL Morgan Stanley Global Real Estate Fund	2,357,811
175,642	AZL Morgan Stanley Mid Cap Growth Fund	2,372,928
343,153	AZL NFJ Dividend Value Portfolio	3,551,635
210,365	AZL Oppenheimer Discovery Fund	2,387,638
3,096,187	AZL Pyramis Core Bond Fund	31,023,794
370,578	AZL Russell 1000 Growth Index Fund	4,750,811
815,320	AZL Russell 1000 Value Index Fund	9,531,094
695,641	PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,144,237
1,202,744	PIMCO PVIT High Yield Portfolio	9,525,732
1,765,819	PIMCO PVIT Low Duration Portfolio	19,035,529
1,118,819	PIMCO PVIT Real Return Portfolio	16,703,962
5,076,666	PIMCO PVIT Total Return Portfolio	59,600,060
1,147,445	PIMCO PVIT Unconstrained Bond Portfolio	11,933,433

Total Affiliated Investment Companies (Cost $224,911,396)		237,973,819

Unaffiliated Investment Company (0.0%):
76,365	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	76,365

Total Unaffiliated Investment Company (Cost $76,365)		76,365

Total Investment Securities (Cost $224,987,761)(b) — 100.0%		238,050,184
Net other assets (liabilities) — 0.0%		(14,213)

Net Assets — 100.0%		$238,035,971

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
643,231	AZL Allianz AGIC Opportunity Fund	$8,072,544
2,238,367	AZL BlackRock Capital Appreciation Fund	32,411,561
1,888,835	AZL Columbia Mid Cap Value Fund	16,073,983
1,187,130	AZL Columbia Small Cap Value Fund	12,678,546
2,221,770	AZL Dreyfus Research Growth Fund	24,306,160
442,449	AZL Federated Clover Small Value Fund	7,849,046
2,227,597	AZL Gateway Fund	24,325,362
3,732,766	AZL International Index Fund	48,488,626
2,429,245	AZL Invesco Growth and Income Fund	28,349,290
3,740,503	AZL Invesco International Equity Fund	57,229,698
4,388,483	AZL JPMorgan International Opportunities Fund	64,291,281
4,552,004	AZL JPMorgan U.S. Equity Fund	48,569,881
1,507,992	AZL MFS Investors Trust Fund	24,323,909
3,722,701	AZL MFS Value Fund	33,206,493
478,582	AZL Mid Cap Index Fund	7,987,542
2,627,107	AZL Morgan Stanley Global Real Estate Fund	24,563,450
1,193,152	AZL Morgan Stanley Mid Cap Growth Fund	16,119,489
1,959,064	AZL NFJ Dividend Value Portfolio	20,276,307
2,931,916	AZL NFJ International Value Fund	32,397,676
1,420,391	AZL Oppenheimer Discovery Fund	16,121,433
3,259,866	AZL Pyramis Core Bond Fund	32,663,858
2,429,410	AZL Russell 1000 Growth Index Fund	31,145,032
4,047,923	AZL Russell 1000 Value Index Fund	47,320,218
1,642,800	AZL Schroder Emerging Markets Equity Fund, Class 2	12,370,285
8,621,683	AZL Strategic Investments Trust	11,380,622
2,401,564	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,664,066
1,035,050	PIMCO PVIT High Yield Portfolio	8,197,596
1,654,523	PIMCO PVIT Real Return Portfolio	24,702,031
4,883,103	PIMCO PVIT Total Return Portfolio	57,327,628
1,589,112	PIMCO PVIT Unconstrained Bond Portfolio	16,526,769

Total Affiliated Investment Companies (Cost $712,161,443)		813,940,382

Unaffiliated Investment Company (0.0%):
220,465	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares 0.00% (a)	220,465

Total Unaffiliated Investment Company (Cost $220,465)		220,465

Total Investment Securities (Cost $712,381,908)(b) — 100.1%		814,160,847
Net other assets (liabilities) — (0.1)%		(748,411)

Net Assets — 100.0%		$813,412,436

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
1,607,522	AZL Allianz AGIC Opportunity Fund	$20,174,402
5,663,138	AZL BlackRock Capital Appreciation Fund	82,002,232
3,560,027	AZL Columbia Mid Cap Value Fund	30,295,829
2,952,830	AZL Columbia Small Cap Value Fund	31,536,222
3,747,556	AZL Dreyfus Research Growth Fund	40,998,258
1,104,058	AZL Federated Clover Small Value Fund	19,585,997
4,702,564	AZL Gateway Fund	51,351,997
7,891,947	AZL International Index Fund	102,516,393
5,266,762	AZL Invesco Growth and Income Fund	61,463,118
7,104,513	AZL Invesco International Equity Fund	108,699,045
8,328,449	AZL JPMorgan International Opportunities Fund	122,011,775
9,541,862	AZL JPMorgan U.S. Equity Fund	101,811,663
2,543,466	AZL MFS Investors Trust Fund	41,026,111
8,111,034	AZL MFS Value Fund	72,350,424
1,210,860	AZL Mid Cap Index Fund	20,209,253
4,472,875	AZL Morgan Stanley Global Real Estate Fund	41,821,378
2,254,668	AZL Morgan Stanley Mid Cap Growth Fund	30,460,568
3,964,830	AZL NFJ Dividend Value Portfolio	41,035,990
6,033,209	AZL NFJ International Value Fund	66,666,963
2,681,859	AZL Oppenheimer Discovery Fund	30,439,094
16,068,886	AZL Pyramis Core Bond Fund	161,010,234
5,517,446	AZL Russell 1000 Growth Index Fund	70,733,660
8,655,806	AZL Russell 1000 Value Index Fund	101,186,371
2,774,065	AZL Schroder Emerging Markets Equity Fund, Class 2	20,888,711
18,284,006	AZL Strategic Investments Trust	24,134,888
6,075,927	PIMCO PVIT Global Advantage Strategy Bond Portfolio	62,399,772
5,231,859	PIMCO PVIT High Yield Portfolio	41,436,326
5,579,797	PIMCO PVIT Real Return Portfolio	83,306,371
26,533,815	PIMCO PVIT Total Return Portfolio	311,506,983
6,030,722	PIMCO PVIT Unconstrained Bond Portfolio	62,719,512

Total Affiliated Investment Companies (Cost $1,872,984,644)		2,055,779,540

Total Investment Securities (Cost $1,872,984,644)(a) — 100.0%		2,055,779,540
Net other assets (liabilities) — 0.0%		(578,246)

Net Assets — 100.0%		$2,055,201,294

Percentages indicated are based on net assets as of September 30, 2012.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
20,965,530	AZL Enhanced Bond Index Fund	$233,975,310
13,721,319	AZL International Index Fund	178,239,939
6,193,757	AZL Mid Cap Index Fund	103,373,803
37,313,187	AZL S&P 500 Index Fund, Class 2	371,266,209
4,630,962	AZL Small Cap Stock Index Fund	51,681,536

Total Affiliated Investment Companies (Cost $840,846,575)		938,536,797

Unaffiliated Investment Company (0.0%):
271,709	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	271,709

Total Unaffiliated Investment Company (Cost $271,709)		271,709

Total Investment Securities (Cost $841,118,284)(b) — 100.0%		938,808,506
Net other assets (liabilities) — 0.0%		148,671

Net Assets — 100.0%		$938,957,177

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Consolidated Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
2,463,732	AZL Enhanced Bond Index Fund	$27,495,250
549,989	AZL International Index Fund	7,144,353
260,584	AZL Mid Cap Index Fund	4,349,143
1,370,062	AZL S&P 500 Index Fund, Class 2	13,632,117
206,291	AZL Small Cap Stock Index Fund	2,302,210

Total Affiliated Investment Companies (Cost $53,959,074)		54,923,073

Unaffiliated Investment Company (0.2%):
136,257	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	136,257

Total Unaffiliated Investment Company (Cost $136,257)		136,257

Total Investment Securities (Cost $54,095,331)(b) — 95.1%		55,059,330
Net other assets (liabilities) — 4.9%		2,844,806

Net Assets — 100.0%		$57,904,136

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	20	$1,434,200	$1,774
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	10	1,334,844	3,463

Total					$5,237

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.6%):
24,144,289	AZL BlackRock Global Allocation Fund	$255,205,140

Unaffiliated Investment Company (0.3%):
916,140	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	916,140

Total Unaffiliated Investment Company (Cost $916,140)		916,140

Total Investment Securities (Cost $248,362,854)(b) — 94.9%		256,121,280
Net other assets (liabilities) — 5.1%		13,740,160

Net Assets — 100.0%		$269,861,440

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	113	$8,103,230	$7,659
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	40	5,339,375	15,866

Total					$23,525

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Consolidated Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.0%):
81,329	AZL Allianz AGIC Opportunity Fund	$1,020,676
175,422	AZL BlackRock Capital Appreciation Fund	2,540,109
119,799	AZL Columbia Mid Cap Value Fund	1,019,489
94,865	AZL Columbia Small Cap Value Fund	1,013,159
139,332	AZL Dreyfus Research Growth Fund	1,524,289
57,120	AZL Federated Clover Small Value Fund	1,013,317
186,640	AZL Gateway Fund	2,038,106
232,130	AZL International Index Fund	3,015,363
217,784	AZL Invesco Growth and Income Fund	2,541,534
198,509	AZL Invesco International Equity Fund	3,037,191
274,840	AZL JPMorgan International Opportunities Fund	4,026,403
380,627	AZL JPMorgan U.S. Equity Fund	4,061,286
125,963	AZL MFS Investors Trust Fund	2,031,783
342,616	AZL MFS Value Fund	3,056,137
60,974	AZL Mid Cap Index Fund	1,017,649
162,729	AZL Morgan Stanley Global Real Estate Fund	1,521,518
75,383	AZL Morgan Stanley Mid Cap Growth Fund	1,018,428
147,240	AZL NFJ Dividend Value Portfolio	1,523,931
182,960	AZL NFJ International Value Fund	2,021,708
135,048	AZL Oppenheimer Discovery Fund	1,532,798
891,670	AZL Pyramis Core Bond Fund	8,934,536
198,015	AZL Russell 1000 Growth Index Fund	2,538,551
348,178	AZL Russell 1000 Value Index Fund	4,070,201
135,369	AZL Schroder Emerging Markets Equity Fund, Class 2	1,019,325
297,926	PIMCO PVIT Global Advantage Strategy Bond Portfolio	3,059,701
388,243	PIMCO PVIT High Yield Portfolio	3,074,883
473,909	PIMCO PVIT Low Duration Portfolio	5,108,744
341,746	PIMCO PVIT Real Return Portfolio	5,102,268
1,633,861	PIMCO PVIT Total Return Portfolio	19,181,534
393,180	PIMCO PVIT Unconstrained Bond Portfolio	4,089,073

Total Affiliated Investment Companies (Cost $94,081,054)		96,753,690

Unaffiliated Investment Company (0.4%):
390,819	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	390,819

Total Unaffiliated Investment Company (Cost $390,819)		390,819

Total Investment Securities (Cost $94,471,873)(b) — 94.4%		97,144,509
Net other assets (liabilities) — 5.6%		5,760,761

Net Assets — 100.0%		$102,905,270

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	35	$2,509,850	$1,027
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	19	2,536,203	7,372

Total					$8,399

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Consolidated Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
155,519	AZL Allianz AGIC Opportunity Fund	$1,951,760
536,334	AZL BlackRock Capital Appreciation Fund	7,766,110
343,763	AZL Columbia Mid Cap Value Fund	2,925,426
278,591	AZL Columbia Small Cap Value Fund	2,975,351
355,415	AZL Dreyfus Research Growth Fund	3,888,244
109,230	AZL Federated Clover Small Value Fund	1,937,747
446,346	AZL Gateway Fund	4,874,103
739,518	AZL International Index Fund	9,606,341
500,021	AZL Invesco Growth and Income Fund	5,835,243
664,771	AZL Invesco International Equity Fund	10,170,993
788,925	AZL JPMorgan International Opportunities Fund	11,557,744
910,408	AZL JPMorgan U.S. Equity Fund	9,714,054
240,967	AZL MFS Investors Trust Fund	3,886,797
764,790	AZL MFS Value Fund	6,821,925
116,597	AZL Mid Cap Index Fund	1,946,002
415,086	AZL Morgan Stanley Global Real Estate Fund	3,881,053
216,312	AZL Morgan Stanley Mid Cap Growth Fund	2,922,382
375,585	AZL NFJ Dividend Value Portfolio	3,887,308
568,905	AZL NFJ International Value Fund	6,286,396
257,145	AZL Oppenheimer Discovery Fund	2,918,597
1,389,304	AZL Pyramis Core Bond Fund	13,920,822
416,735	AZL Russell 1000 Growth Index Fund	5,342,546
582,889	AZL Russell 1000 Value Index Fund	6,813,972
258,857	AZL Schroder Emerging Markets Equity Fund, Class 2	1,949,190
569,992	PIMCO PVIT Global Advantage Strategy Bond Portfolio	5,853,816
495,304	PIMCO PVIT High Yield Portfolio	3,922,804
523,074	PIMCO PVIT Real Return Portfolio	7,809,490
2,354,993	PIMCO PVIT Total Return Portfolio	27,647,617
564,147	PIMCO PVIT Unconstrained Bond Portfolio	5,867,133

Total Affiliated Investment Companies (Cost $180,342,829)		184,880,966

Unaffiliated Investment Company (0.6%):
1,299,852	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,299,852

Total Unaffiliated Investment Company (Cost $1,299,852)		1,299,852

Total Investment Securities (Cost $181,642,681)(b) — 95.3%		186,180,818
Net other assets (liabilities) — 4.7%		9,085,786

Net Assets — 100.0%		$195,266,604

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	88	$6,310,480	$4,542
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	25	3,337,109	10,543

Total					$15,085

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Consolidated Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
4,563,438	AZL Enhanced Bond Index Fund	$50,927,968
3,084,233	AZL International Index Fund	40,064,180
1,409,083	AZL Mid Cap Index Fund	23,517,588
7,673,758	AZL S&P 500 Index Fund, Class 2	76,353,893
1,049,349	AZL Small Cap Stock Index Fund	11,710,732

Total Affiliated Investment Companies (Cost $197,280,934)		202,574,361

Unaffiliated Investment Company (0.2%):
509,346	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	509,346

Total Unaffiliated Investment Company (Cost $509,346)		509,346

Total Investment Securities (Cost $197,790,280)(b) — 95.2%		203,083,707
Net other assets (liabilities) — 4.8%		10,256,764

Net Assets — 100.0%		$213,340,471

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	110	$7,888,100	$6,467
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	19	2,536,203	6,294

Total					$12,761

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Consolidated Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Mutual Fund (95.0%):
4,894,119	AZL Invesco Equity And Income Fund	$61,910,605

Total Mutual Fund (Cost $59,804,444)		61,910,605

Unaffiliated Investment Company (0.6%):
380,847	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	380,847

Total Unaffiliated Investment Company (Cost $380,847)		380,847

Total Investment Securities (Cost $60,185,291)(b) — 95.6%		62,291,452
Net other assets (liabilities) — 4.4%		2,897,209

Net Assets — 100.0%		$65,188,661

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	27	$1,936,170	$1,109
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	9	1,201,359	3,831

Total					$4,940

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.5%):
2,426,738	AZL Franklin Templeton Founding Strategy Plus Fund	$28,247,227

Total Affiliated Investment Companies (Cost $27,701,964)		28,247,227

Unaffiliated Investment Company (0.9%):
273,331	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	273,331

Total Unaffiliated Investment Company (Cost $273,331)		273,331

Total Investment Securities (Cost $27,975,295)(b) — 95.4%		28,520,558
Net other assets (liabilities) — 4.6%		1,377,333

Net Assets — 100.0%		$29,897,891

Percentages indicated are based on net assets as of September 30, 2012.

(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	12	860,520	(414)
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	4	533,938	2,658

Total					$2,244

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, the AZL Growth Index Strategy Fund, the AZL MVP Balanced Index Strategy Fund, the AZL MVP BlackRock Global Allocation Fund, the AZL MVP Franklin Templeton Founding Strategy Plus Fund, the AZL MVP Fusion Balanced Fund, the AZL MVP Fusion Moderate Fund, the AZL MVP Growth Index Strategy Fund, and the AZL MVP Invesco Equity and Income Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust.

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

Consolidation of Subsidiaries

Each AZL MVP Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, as follows (each a “Subsidiary” and together the “Subsidiaries”):

AZL MVP Fund	Subsidiary
AZL MVP Fusion Balanced Fund	AZL MVP FB Investments Trust

AZL MVP Fusion Moderate Fund	AZL MVP FM Investments Trust

AZL MVP Balanced Index Strategy Fund	AZL MVP BIS Investments Trust

AZL MVP Growth Index Strategy Fund	AZL MVP GIS Investments Trust

AZL MVP BlackRock Global Allocation Fund	AZL MVP BGA Investments Trust

AZL MVP Franklin Templeton Founding Strategy Plus Fund	AZL MVP FTFSP Investments Trust

AZL MVP Invesco Equity and Income Fund	AZL MVP IEI Investments Trust

As of September 30, 2012, a summary of each AZL MVP Fund’s investment in their respective Subsidiary is as follows:

AZL MVP Fund	Investment in Subsidiary	Percentage of AZL MVP Fund Net Assets
AZL MVP Fusion Balanced Fund	$5,168,725	5.0%

AZL MVP Fusion Moderate Fund	$9,796,841	5.0%

AZL MVP Balanced Index Strategy Fund	$2,904,129	5.0%

AZL MVP Growth Index Strategy Fund	$10,560,832	5.0%

AZL MVP BlackRock Global Allocation Fund	$13,596,496	5.0%

AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,467,275	4.9%

AZL MVP Invesco Equity and Income Fund	$3,233,782	5.0%

Each AZL MVP Fund’s investments have been consolidated and include the portfolio holdings of their respective Subsidiary.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Trust, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

As of September 30, 2012, the Funds invested in futures contracts with low or negative correlations to the broad market. The futures contracts entered into by the Trust support in reducing volatility in the investment portfolios of the funds that invest in the Trust. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Trust is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Trust. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the period ended September 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of September 30, 2012 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$349,510,966	$—	$349,510,966

Total Investment Securities	$349,510,966	$—	$349,510,966

AZL Fusion Balanced Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$1,006,378,495	$9,711,278	(1)	$1,016,089,773
Unaffiliated Investment Company	45,526	—		45,526

Total Investment Securities	$1,006,424,021	$9,711,278		$1,016,135,299

AZL Fusion Conservative Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$237,973,819	$—	$237,973,819
Unaffiliated Investment Company	76,365	—	76,365

Total Investment Securities	$238,050,184	$—	$238,050,184

AZL Fusion Growth Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$802,559,760	$11,380,622	(1)	$813,940,382
Unaffiliated Investment Company	220,465	—		220,465

Total Investment Securities	$802,780,225	$11,380,622		$814,160,847

AZL Fusion Moderate Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$2,031,644,652	$24,134,888	(1)	$2,055,779,540

Total Investment Securities	$2,031,644,652	$24,134,888		$2,055,779,540

AZL Growth Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$938,536,797	$—	$938,536,797
Unaffiliated Investment Company	271,709	—	271,709

Total Investment Securities	$938,808,506	$—	$938,808,506

AZL MVP Balanced Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$54,923,073	$—	$54,923,073
Unaffiliated Investment Company	136,257	—	136,257

Total Investment Securities	$55,059,330	$—	$55,059,330

Other Financial Instruments:*
Futures Contracts	$5,237	$—	$5,237

Total Investments	$55,064,567	$—	$55,064,567

AZL MVP BlackRock Global Allocation Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$255,205,140	$—	$255,205,140
Unaffiliated Investment Company	916,140	—	916,140

Total Investment Securities	$256,121,280	$—	$256,121,280

Other Financial Instruments:*
Futures Contracts	$23,525	$—	$23,525

Total Investments	$256,144,805	$—	$256,144,805

AZL MVP Fusion Balanced Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$96,753,690	$—	$96,753,690
Unaffiliated Investment Company	390,819	—	390,819

Total Investment Securities	$97,144,509	$—	$97,144,509

Other Financial Instruments:*
Futures Contracts	$8,399	$—	$8,399

Total Investments	$97,152,908	$—	$97,152,908

AZL MVP Fusion Moderate Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$184,880,966	$—	$184,880,966
Unaffiliated Investment Company	1,299,852	—	1,299,852

Total Investment Securities	$186,180,818	$—	$186,180,818

Other Financial Instruments:*
Futures Contracts	$15,085	$—	$15,085

Total Investments	$186,195,903	$—	$186,195,903

AZL MVP Growth Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$202,574,361	$—	$202,574,361
Unaffiliated Investment Company	509,346	—	509,346

Total Investment Securities	$203,083,707	$—	$203,083,707

Other Financial Instruments:*
Futures Contracts	$12,761	$—	$12,761

Total Investments	$203,096,468	$—	$203,096,468

AZL MVP Invesco Equity and Income Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$61,910,605	$—	$61,910,605
Unaffiliated Investment Company	380,847	—	380,847

Total Investment Securities	$62,291,452	$—	$62,291,452

Other Financial Instruments:*
Futures Contracts	$4,940	$—	$4,940

Total Investments	$62,296,392	$—	$62,296,392

AZL MVP Franklin Templeton Founding Strategy Plus Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$28,247,227	$—	$28,247,227
Unaffiliated Investment Company	273,331	—	273,331

Total Investment Securities	$28,520,558	$—	$28,520,558

Other Financial Instruments:*
Futures Contracts	$2,244	$—	$2,244

Total Investments	$28,522,802	$—	$28,522,802

(1)

Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investment. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to reddem its interest in the AZL Strategic Investment Trust at NAV daily.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forwards contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Federal Tax Cost Information

At September 30, 2012, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$308,557,829	$41,420,016	$(466,879)	$40,953,137
AZL Growth Index Strategy Fund	842,290,144	97,690,221	(1,171,859)	96,518,362
AZL Fusion Conservative Fund	225,713,021	13,350,467	(1,013,304)	12,337,163
AZL Fusion Balanced Fund	925,840,732	118,978,618	(28,684,051)	90,294,567
AZL Fusion Moderate Fund	1,897,601,743	237,955,848	(79,778,051)	158,177,797
AZL Fusion Growth Fund	757,138,129	122,838,611	(65,815,893)	57,022,718
AZL MVP Fusion Balanced Fund	94,496,368	3,016,273	(368,132)	2,648,141
AZL MVP Fusion Moderate Fund	181,667,956	5,642,302	(1,129,440)	4,512,862
AZL MVP Balanced Index Strategy Fund	54,113,155	1,127,925	(181,750)	946,175
AZL MVP Growth Index Strategy Fund	197,816,275	5,504,825	(237,393)	5,267,432
AZL MVP BlackRock Global Allocation Fund	248,389,251	7,758,425	(26,396)	7,732,029
AZL MVP Invesco Equity and Income Fund	60,187,461	2,106,161	(2,170)	2,103,991
AZL MVP Franklin Templeton Founding Strategy Plus Fund	27,975,297	545,263	(2)	545,261

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 14, 2012

By	(Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	November 14, 2012